SCHEDULE OF UNAUDITED PROFORMA INFORMATION (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Business Acquisition [Line Items]
Revenues	$ 217,992	$ 225,411	$ 673,710	$ 638,691
Net income/(loss)	$ 1,931	12,968	$ 21,742	35,339
Sahara Petroleum Services Company [Member]
Business Acquisition [Line Items]
Revenues		218,423		639,667
Net income/(loss)		$ 12,264		$ 31,448